UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments in securities, market value (1)	$827,259,097	$230,202,166	$1,147,733,065	$95,312,036	$24,897,891
LIABILITIES:
Due to investment adviser	6,760	1,885	9,386	779	205
Redemptions payable	0	0	0	0	0
NET ASSETS	$827,252,337	$230,200,281	$1,147,723,679	$95,311,257	$24,897,686
NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$8,130,092	$2,357,043	$11,898,279	$809,902	$228,073
Additional paid-in capital	639,340,545	215,035,809	971,970,932	86,963,538	23,778,788
Net unrealized appreciation on investments	117,418,038	8,005,272	97,596,659	6,596,655	863,268
Overdistributed net investment income	(4,386)	(1,258)	(6,271)	(509)	(136)
Accumulated net realized gain on investments	62,368,048	4,803,415	66,264,080	941,671	27,693

NET ASSETS	$827,252,337	$230,200,281	$1,147,723,679	$95,311,257	$24,897,686

NET ASSET VALUE PER OUTSTANDING SHARE	$10.18	$9.77	$9.65	$11.77	$10.92
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000	150,000,000	200,000,000	150,000,000	150,000,000
Outstanding	81,300,915	23,570,430	118,982,793	8,099,024	2,280,731
(1) Cost of investments in securities:	$709,841,059	$222,196,894	$1,050,136,406	$88,715,381	$24,034,623
See notes to financial statements.

MAXIM SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Income distributions received	$1,510,667	$2,687,168	$7,193,216	$542,543	$207,089
Total income	1,510,667	2,687,168	7,193,216	542,543	207,089

EXPENSES:
Management fees	394,248	110,381	557,609	45,523	12,043

NET INVESTMENT INCOME	1,116,419	2,576,787	6,635,607	497,020	195,046

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	12,436,717	2,331,628	16,664,127	1,936,059	511,275
Capital gain distributions received	0	0	0	0	0
Change in net unrealized appreciation on investments	63,245,590	3,807,014	50,622,795	4,670,747	677,642

Net realized and unrealized gain on investments	75,682,307	6,138,642	67,286,922	6,606,806	1,188,917

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$76,798,726	$8,715,429	$73,922,529	$7,103,826	$1,383,963

See notes to financial statements.

MAXIM SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO
	2007	2006	2007	2006	2007	2006
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,116,419	$16,537,011	$2,576,787	$6,989,500	$6,635,607	$30,214,168
Net realized gain on investments	12,436,717	47,767,218	2,331,628	2,207,473	16,664,127	48,028,482
Capital gain distributions received	0	64,737,220	0	6,086,088	0	63,845,889
Change in net unrealized appreciation on investments	63,245,590	(21,202,784)	3,807,014	1,574,958	50,622,795	(18,499,579)

Net increase in net assets resulting from operations	76,798,726	107,838,665	8,715,429	16,858,019	73,922,529	123,588,960

DISTRIBUTIONS:
From net investment income	(1,120,940)	(16,622,392)	(2,578,045)	(7,024,507)	(6,641,878)	(30,282,794)
From net realized gains	0	(102,399,365)	0	(8,680,665)	0	(101,812,349)

Total distributions	(1,120,940)	(119,021,757)	(2,578,045)	(15,705,172)	(6,641,878)	(132,095,143)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	167,250,230	294,199,588	65,432,969	96,213,490	221,319,577	435,679,464
Reinvestment of distributions	1,120,940	119,021,756	2,578,045	15,705,172	6,641,878	132,095,143
Redemptions of shares	(196,496,403)	(342,124,327)	(63,573,505)	(109,578,594)	(272,840,042)	(455,019,594)

Net increase (decrease) in net assets resulting from share transactions	(28,125,233)	71,097,017	4,437,509	2,340,068	(44,878,587)	112,755,013

Total increase in net assets	47,552,553	59,913,925	10,574,893	3,492,915	22,402,064	104,248,830
Beginning of period	779,699,784	719,785,859	219,625,388	216,132,473	1,125,321,615	1,021,072,785

End of period (1)	$827,252,337	$779,699,784	$230,200,281	$219,625,388	$1,147,723,679	$1,125,321,615
OTHER INFORMATION:
SHARES:

Sold	17,300,953	29,991,915	6,754,560	10,016,267	23,587,072	46,181,026
Issued in reinvestment of distributions	110,437	12,931,509	264,415	1,660,791	690,424	14,546,160
Redeemed	(20,361,478)	(34,935,804)	(6,563,996)	(11,408,313)	(29,122,247)	(48,192,842)

Net increase (decrease)	(2,950,088)	7,987,620	454,979	268,745	(4,844,751)	12,534,344

(1) Including undistributed (overdistributed) net investment income	$(4,386)	$135	$(1,258)	$0	$(6,271)	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
	2007	2006	2007	2006
	UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$497,020	$2,597,967	$195,046	$567,025
Net realized gain on investments	1,936,059	4,358,500	511,275	662,246
Capital gain distributions received	0	5,890,619	0	970,991
Change in net unrealized appreciation on investments	4,670,747	(1,720,687)	677,642	(248,563)

Net increase in net assets resulting from operations	7,103,826	11,126,399	1,383,963	1,951,699
DISTRIBUTIONS:
From net investment income	(497,540)	(2,606,578)	(195,182)	(568,717)
From net realized gains	0	(1,974,220)	0	(377,301)

Total distributions	(497,540)	(4,580,798)	(195,182)	(946,018)
SHARE TRANSACTIONS:
Net proceeds from sales of shares	19,037,900	27,086,129	12,063,486	8,876,624
Reinvestment of distributions	497,540	4,580,798	195,182	946,018
Redemptions of shares	(21,407,745)	(29,003,910)	(9,922,052)	(9,177,658)

Net increase (decrease) in net assets resulting share transactions	(1,872,305)	2,663,017	2,336,616	644,984
Total increase in net assets	4,733,981	9,208,618	3,525,397	1,650,665
NET ASSETS:
Beginning of period	90,577,276	81,368,658	21,372,289	19,721,624
End of period (1)	$95,311,257	$90,577,276	$24,897,686	$21,372,289
OTHER INFORMATION:
SHARES:
Sold	1,682,622	2,547,244	1,127,608	868,142
Issued in reinvestment of distributions	42,380	421,418	17,923	91,534
Redeemed	(1,900,469)	(2,733,104)	(916,503)	(899,541)

Net increase (decrease)	(175,467)	235,558	229,028	60,135
(1) Including undistributed (overdistributed) net investment income	$(509)	$11	$(136)	$0

See notes to financial statements.
(Concluded)

MAXIM SERIES FUND, INC.
MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$9.25		$9.44	$9.61	$8.73	$6.72	$8.32
Income from Investment Operations
Net investment income	0.01		0.22	0.12	0.15	0.05	0.04
Capital gain distributions received	0.00		0.77	0.65	0.26	0.04	0.08

Total distributions received	0.01		0.99	0.77	0.41	0.09	0.12
Net realized and unrealized gain (loss)
on investments	0.93		0.41	0.08	1.07	1.97	(1.68)
Total Income (Loss) From
Investment Operations	0.94		1.40	0.85	1.48	2.06	(1.56)
Less Distributions
From net investment income	(0.01)		(0.22)	(0.12)	(0.15)	(0.05)	(0.04)
From net realized gains	0.00		(1.37)	(0.90)	(0.45)	0.00	0.00

Total Distributions	(0.01)		(1.59)	(1.02)	(0.60)	(0.05)	(0.04)

Net Asset Value, End of Period	$10.18		$9.25	$9.44	$9.61	$8.73	$6.72

Total Return	10.20%	w	15.59%	8.97%	17.13%	30.70%	(18.82%)
Net Assets, End of Period ($000)	$827,252		$779,700	$719,786	$686,791	$591,561	$367,126
Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.28%	*	2.22%	1.22%	1.71%	0.81%	1.00%
Portfolio Turnover Rate	3.91%	w	21.79%	22.08%	37.96%	57.59%	73.73%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$9.50		$9.46	$9.61	$9.56	$8.95	$9.41
Income from Investment Operations
Net investment income	0.11		0.32	0.32	0.40	0.37	0.33
Capital gain distributions received	0.00		0.26	0.19	0.04	0.04	0.08

Total distributions received	0.11		0.58	0.51	0.44	0.41	0.41
Net realized and unrealized gain (loss)
on investments	0.27		0.17	(0.10)	0.23	0.61	(0.54)
Total Income (Loss) From
Investment Operations	0.38		0.75	0.41	0.67	1.02	(0.13)
Less Distributions
From net investment income	(0.11)		(0.32)	(0.32)	(0.40)	(0.37)	(0.33)
From net realized gains	0.00		(0.39)	(0.24)	(0.22)	(0.04)	0.00

Total Distributions	(0.11)		(0.71)	(0.56)	(0.62)	(0.41)	(0.33)

Net Asset Value, End of Period	$9.77		$9.50	$9.46	$9.61	$9.56	$8.95

Total Return	4.12%	w	8.12%	4.32%	7.10%	11.47%	(1.42%)
Net Assets, End of Period ($000)	$230,200		$219,625	$216,132	$215,360	$202,848	$138,060
Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.32%	*	3.25%	3.27%	3.14%	3.50%	5.39%
Portfolio Turnover Rate	15.41%	w	23.17%	43.41%	46.10%	75.27%	49.35%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$9.09		$9.17	$9.32	$9.02	$7.64	$8.64
Income from Investment Operations
Net investment income	0.06		0.26	0.22	0.27	0.16	0.17
Capital gain distributions received	0.00		0.52	0.41	0.13	0.04	0.08

Total distributions received	0.06		0.78	0.63	0.40	0.20	0.25
Net realized and unrealized gain (loss)
on investments	0.56		0.29	(0.04)	0.62	1.34	(1.08)
Total Income (Loss) From
Investment Operations	0.62		1.07	0.59	1.02	1.55	(0.83)
Less Distributions
From net investment income	(0.06)		(0.26)	(0.22)	(0.27)	(0.16)	(0.17)
From net realized gains	0.00		(0.89)	(0.52)	(0.45)	(0.01)	0.00

Total Distributions	(0.06)		(1.15)	(0.74)	(0.72)	(0.17)	(0.17)

Net Asset Value, End of Period	$9.65		$9.09	$9.17	$9.32	$9.02	$7.64

Total Return	6.78%	w	12.20%	6.38%	11.55%	20.34%	(9.63%)

Net Assets, End of Period ($000)	$1,147,724		$1,125,322	$1,021,073	$1,004,313	$931,192	$595,560
Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.18%	*	2.78%	2.13%	2.45%	2.23%	3.62%
Portfolio Turnover Rate	9.81%	w	21.02%	36.96%	38.17%	74.01%	45.84%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$10.95		$10.12	$9.58	$8.62	$7.05	$8.30
Income from Investment Operations
Net investment income	0.06		0.33	0.21	0.20	0.13	0.15
Capital gain distributions received	0.00		0.71	0.58	0.15	0.04	0.08

Total distributions received	0.06		1.04	0.79	0.35	0.17	0.23
Net realized and unrealized gain (loss)
on investments	0.82		0.37	(0.04)	0.81	1.53	(1.33)

Total Income (Loss) From
Investment Operations	0.88		1.41	0.75	1.16	1.70	(1.10)
Less Distributions
From net investment income	(0.06)		(0.33)	(0.21)	(0.20)	(0.13)	(0.15)
From net realized gains	0.00		(0.25)	0.00	0.00	0.00	0.00

Total Distributions	(0.06)		(0.58)	(0.21)	(0.20)	(0.13)	(0.15)

Net Asset Value, End of Period	$11.77		$10.95	$10.12	$9.58	$8.62	$7.05

Total Return	8.06%	w	13.97%	7.83%	13.51%	24.25%	(13.29%)
Net Assets, End of Period ($000)	$95,311		$90,577	$81,369	$74,530	$66,114	$50,587
Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.09%	*	3.01%	2.19%	2.24%	1.77%	1.68%
Portfolio Turnover Rate	25.09%	w	32.93%	38.44%	51.14%	103.04%	155.78%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$10.42		$9.90	$9.56	$8.93	$7.85	$8.72
Income from Investment Operations
Net investment income	0.09		0.29	0.24	0.25	0.20	0.33
Capital gain distributions received	0.00		0.47	0.34	0.11	0.04	0.09

Total distributions received	0.09		0.76	0.58	0.36	0.24	0.42

Net realized and unrealized gain (loss)	0.50		0.24	0.00	0.52	1.05	(0.97)
on investments
Total Income (Loss) From
Investment Operations	0.59		1.00	0.58	0.88	1.29	(0.55)
Less Distributions
From net investment income	(0.09)		(0.29)	(0.24)	(0.25)	(0.21)	(0.32)
From net realized gains	0.00		(0.19)	0.00	0.00	0.00	0.00

Total Distributions	(0.09)		(0.48)	(0.24)	(0.25)	(0.21)	(0.32)

Net Asset Value, End of Period	$10.92		$10.42	$9.90	$9.56	$8.93	$7.85

Total Return	5.73%	w	10.15%	6.05%	9.90%	16.61%	(6.26%)
Net Assets, End of Period ($000)	$24,898		$21,372	$19,722	$18,832	$15,461	$11,924
Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.61%	*	2.75%	2.46%	2.85%	2.76%	3.04%
Portfolio Turnover Rate	40.74%	w	37.85%	60.44%	50.48%	110.33%	157.51%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 UNAUDITED

COMMON STOCK
Shares		Value ($)

6,262,566	Maxim Ariel MidCap Value Portfolio	$164,893,371
4,387,621	Maxim Ariel Small-Cap Value Portfolio	61,821,581
4,328,884	Maxim Bernstein International Equity Portfolio	70,604,100
3,215,335	Maxim INVESCO ADR Portfolio	69,194,000
5,939,126	Maxim Janus Large Cap Growth Portfolio	83,088,373
2,639,807	Maxim Loomis Sayles Small-Cap Value Portfolio	61,877,088
4,764,692	Maxim MFS® International Growth Portfolio	69,230,969
5,678,031	Maxim T. Rowe Price Equity/Income Portfolio	121,964,096
4,023,528	Maxim T. Rowe Price MidCap Growth Portfolio	82,723,733
2,155,602	Maxim Trusco Small-Cap Growth Portfolio	41,861,786

Total Aggressive Profile II Portfolio		$827,259,097
(Cost of Investments $709,841,059)

(continued)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

49,282,248	[1,2]	Great West Life & Annuity Contract	$52,107,597
438,577		Maxim Ariel MidCap Value Portfolio	11,547,735
409,707		Maxim Ariel Small-Cap Value Portfolio	5,772,777
242,776		Maxim Bernstein International Equity Portfolio	3,959,675
2,384,770		Maxim Federated Bond Portfolio	22,917,644
1,015,185		Maxim Global Bond Portfolio	11,562,954
3,306,208		Maxim High Yield Bond Portfolio	34,020,877
180,577		Maxim INVESCO ADR Portfolio	3,886,019
1,247,692		Maxim Janus Large Cap Growth Portfolio	17,455,214
246,490		Maxim Loomis Sayles Small-Cap Value Portfolio	5,777,717
266,014		Maxim MFS® International Growth Portfolio	3,865,178
1,757,950		Maxim Short Duration Bond Portfolio	17,333,387
795,420		Maxim T. Rowe Price Equity/Income Portfolio	17,085,611
1,999,108		Maxim U.S. Government Securities Portfolio	22,909,781

Total Conservative Profile II Portfolio			$230,202,166
(Cost of Investments $222,196,894)

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

163,257,412	[1,2]	Great West Life & Annuity Contract	$172,661,814
4,358,496		Maxim Ariel MidCap Value Portfolio	114,759,187
4,071,466		Maxim Ariel Small-Cap Value Portfolio	57,366,952
3,612,591		Maxim Bernstein International Equity Portfolio	58,921,366
8,885,597		Maxim Federated Bond Portfolio	85,390,590
5,044,052		Maxim Global Bond Portfolio	57,451,747
5,475,314		Maxim High Yield Bond Portfolio	56,340,978
2,686,403		Maxim INVESCO ADR Portfolio	57,811,387
8,267,191		Maxim Janus Large Cap Growth Portfolio	115,658,007
2,449,667		Maxim Loomis Sayles Small-Cap Value Portfolio	57,420,201
3,980,839		Maxim MFS® International Growth Portfolio	57,841,589
5,268,861		Maxim T. Rowe Price Equity/Income Portfolio	113,175,135
2,800,295		Maxim T. Rowe Price MidCap Growth Portfolio	57,574,067
7,448,520		Maxim U.S. Government Securities Portfolio	85,360,045

Total Moderate Profile II Portfolio			$1,147,733,065
(Cost of Investments $1,050,136,406)

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

4,578,455	[1,2]	Great West Life & Annuity Contract	$4,781,956
542,597		Maxim Ariel MidCap Value Portfolio	14,286,575
253,435		Maxim Ariel Small-Cap Value Portfolio	3,570,905
350,178		Maxim Bernstein International Equity Portfolio	5,711,396
491,681		Maxim Federated Bond Portfolio	4,725,059
418,632		Maxim Global Bond Portfolio	4,768,217
454,464		Maxim High Yield Bond Portfolio	4,676,434
259,960		Maxim INVESCO ADR Portfolio	5,594,346
686,132		Maxim Janus Large Cap Growth Portfolio	9,598,985
152,486		Maxim Loomis Sayles Small-Cap Value Portfolio	3,574,271
385,197		Maxim MFS® International Growth Portfolio	5,596,908
655,927		Maxim T. Rowe Price Equity/Income Portfolio	14,089,313
232,414		Maxim T. Rowe Price MidCap Growth Portfolio	4,778,428
249,019		Maxim Trusco Small-Cap Growth Portfolio	4,835,957
412,154		Maxim U.S. Government Securities Portfolio	4,723,286

Total Moderately Aggressive Profile II Portfolio			$95,312,036
(Cost of Investments $88,715,381)

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

5,489,039	[1,2]	Great West Life & Annuity Contract	$5,640,391
47,285		Maxim Ariel MidCap Value Portfolio	1,245,007
88,351		Maxim Ariel Small-Cap Value Portfolio	1,244,871
52,354		Maxim Bernstein International Equity Portfolio	853,901
192,887		Maxim Federated Bond Portfolio	1,853,649
109,474		Maxim Global Bond Portfolio	1,246,913
237,687		Maxim High Yield Bond Portfolio	2,445,798
38,825		Maxim INVESCO ADR Portfolio	835,508
134,532		Maxim Janus Large Cap Growth Portfolio	1,882,099
53,155		Maxim Loomis Sayles Small-Cap Value Portfolio	1,245,948
57,534		Maxim MFS® International Growth Portfolio	835,968
63,202		Maxim Short Duration Bond Portfolio	623,174
85,765		Maxim T. Rowe Price Equity/Income Portfolio	1,842,226
60,770		Maxim T. Rowe Price MidCap Growth Portfolio	1,249,430
161,694		Maxim U.S. Government Securities Portfolio	1,853,008

Total Moderately Conservative Profile II Portfolio			$24,897,891
(Cost of Investments $24,034,623)

1Shares for the Great-West Life & Annuity Contract represents amount contributed.

2Security is fair valued at June 30, 2007.

See Notes to Financial Statements.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.         CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007